SCHEDULE OF NET LOSS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenue
Cost of revenue
Gross profit
General and administrative expenses		(19,445)	(17,819)
Interest income		3	5
Interest expense		(70)	(56)
Other expenses			(17)
Net loss from discontinued operation before income taxes		(19,512)	(17,887)
Income tax expenses
Net loss from discontinued operation		$ (19,512)	$ (17,887)